BASIS OF PREPARATION (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Camino Rojo
BASIS OF PREPARATION
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	Mexico
Minera Cerro Quema SA
BASIS OF PREPARATION
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	Panama
Gold Standard Ventures (US) Inc.
BASIS OF PREPARATION
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	USA
Madison Enterprises Inc.
BASIS OF PREPARATION
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary	USA